Trading Activities	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Trading Activities
5.	Trading Activities:

The Partnership’s objective is to profit from speculative trading in Futures Interests. Therefore, the Trading Advisor will take speculative positions in Futures Interests where it feels the best profit opportunities exist for its trading strategy. As such, the average number of contracts outstanding in absolute quantities (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures.

The General Partner estimates that, at any given time, approximately 19.3% to 42.3% of the Partnership’s contracts are traded over-the-counter.

All of the Futures Interests owned by the Partnership are held for trading purposes. The monthly average number of futures contracts traded during the years ended December 31, 2016 and 2015 were 10,300 and 12,230, respectively. The monthly average number of metals forward contracts traded during the years ended December 31, 2016 and 2015 were 1,032 and 1,373, respectively. The monthly average notional values of currency forward contracts traded during the years ended December 31, 2016 and 2015 were $545,588,665 and $556,794,492, respectively.

The following tables summarize the gross and net amounts recognized relating to the assets and liabilities of the Partnership’s derivative instruments and transactions eligible for offset subject to master netting agreements or similar agreements as of December 31, 2016 and 2015, respectively.

		Gross Amounts Offset in the Statements of Financial Condition	Amounts Presented in the Statements of Financial Condition
				Gross Amounts Not Offset in the
	Gross Amounts Recognized			Statements of Financial Condition
				Financial Instruments	Cash Collateral Received/Pledged*
December 31, 2016						Net Amount
Assets
Futures	$4,631,978	$(1,950,039)	$2,681,939	$-	$-	$2,681,939
Forwards	3,216,237	(3,073,833)	142,404	-	-	142,404

Total assets	$7,848,215	$(5,023,872)	$2,824,343	$-	$-	$2,824,343

Liabilities
Futures	$(1,950,039)	$1,950,039	$-	$-	$-	$-
Forwards	(3,073,833)	3,073,833	-	-	-	-

Total liabilities	$(5,023,872)	$5,023,872	$-	$-	$-	$-

Net fair value						$2,824,343	*

		Gross Amounts Offset in the Statements of Financial Condition	Amounts Presented in the Statements of Financial Condition
				Gross Amounts Not Offset in the
	Gross Amounts Recognized			Statements of Financial Condition
				Financial Instruments	Cash Collateral Received/Pledged*
December 31, 2015						Net Amount
Assets
Futures	$5,512,072	$(3,609,748)	$1,902,324	$-	$-	$1,902,324
Forwards	2,489,669	(1,367,071)	1,122,598	-	-	1,122,598

Total assets	$8,001,741	$(4,976,819)	$3,024,922	$-	$-	$3,024,922

Liabilities
Futures	$(3,609,748)	$3,609,748	$-	$-	$-	$-
Forwards	(1,367,071)	1,367,071	-	-	-	-

Total liabilities	$(4,976,819)	$4,976,819	$-	$-	$-	$-

Net fair value						$3,024,922	*

*

In the event of default by the Partnership, MS&Co., the Partnership’s commodity futures broker and the sole counterparty to the Partnership’s off-exchange-traded contracts, as applicable, has the right to offset the Partnership’s obligation with the Partnership’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There is no collateral posted by MS&Co. and as such, in the event of default by MS&Co., the Partnership is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, the Partnership’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may be available in the event of a default.

The following tables indicate the gross fair values of derivative instruments of futures and forward contracts as separate assets and liabilities as of December 31, 2016 and 2015, respectively.

	December 31, 2016
Assets

Futures Contracts
Commodity	$1,806,267
Equity	1,364,057
Currencies	74,032
Interest Rates	1,387,622

Total unrealized appreciation on open futures contracts	4,631,978

Liabilities
Futures Contracts
Commodity	(961,741)
Equity	(713,988)
Currencies	(8,214)
Interest Rates	(266,096)

Total unrealized depreciation on open futures contracts	(1,950,039)

Net unrealized appreciation on open futures contracts	$2,681,939	*

Assets
Forward Contracts
Commodity	$329,971
Currencies	2,886,266

Total unrealized appreciation on open forward contracts	3,216,237

Liabilities
Forward Contracts
Commodity	(808,016)
Currencies	(2,265,817)

Total unrealized depreciation on open forward contracts	(3,073,833)

Net unrealized appreciation on open forward contracts	$142,404	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in the Statements of Financial Condition.

**	This amount is in “Net unrealized appreciation on open forward contracts” in the Statements of Financial Condition.

December 31, 2015
Assets
Futures Contracts
Commodity	$4,810,742
Equity	64,107
Currencies	47,763
Interest Rates	589,460

Total unrealized appreciation on open futures contracts	5,512,072

Liabilities
Futures Contracts
Commodity	(796,650)
Equity	(1,290,733)
Currencies	(77,428)
Interest Rates	(1,444,937)

Total unrealized depreciation on open futures contracts	(3,609,748)

Net unrealized appreciation on open futures contracts	$1,902,324 *

Assets
Forward Contracts
Commodity	$550,848
Currencies	1,938,821

Total unrealized appreciation on open forward contracts	2,489,669

Liabilities
Forward Contracts
Commodity	(692,612)
Currencies	(674,459)

Total unrealized depreciation on open forward contracts	(1,367,071)

Net unrealized appreciation on open forward contracts	$1,122,598 **

*	This amount is in “Net unrealized appreciation on open futures contracts” in the Statements of Financial Condition.

**	This amount is in “Net unrealized appreciation on open forward contracts” in the Statements of Financial Condition.

The following table indicates the trading gains and losses by market sector, on derivative instruments for the years ended December 31, 2016, 2015 and 2014, respectively.

	2016		2015	2014
Sector
Commodity	$(22,477,498)		$7,417,322	$440,687
Equity	(3,793,015)		(860,090)	(5,491,580)
Currencies	(1,241,179)		5,660,876	19,080,510
Interest Rates	8,122,229		(4,684,938)	29,324,159

Total	$(19,389,463	) ***	$7,533,170 ***	$43,353,776	***

*** This amount is in “Total trading results” in the Statements of Income and Expenses.